PENSION AND OTHER POSTRETIREMENT BENEFITS - Estimated Amortization Amounts in AOCI (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
U.S.
Estimated amortization amounts in AOCI
Net actuarial loss	$ 18.4
Prior service cost (credit)	0.9
Net loss (gain) to be recognized	19.3
Int'l
Estimated amortization amounts in AOCI
Net actuarial loss	10.1
Prior service cost (credit)	(0.4)
Net transition obligation	0.1
Net loss (gain) to be recognized	9.8
U.S. Postretirement Health Benefits
Estimated amortization amounts in AOCI
Net actuarial loss	1.6
Prior service cost (credit)	(3.3)
Net loss (gain) to be recognized	$ (1.7)